Cost Reduction Actions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) Employee
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge		$ 118.5
Work-force reduction charges		78.8
Asset impairments and other expenses related to the cost reduction effort		39.7
Asset impairment Charges		20.2
Other expenses related to the cost reduction effort		19.5
United States
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 27.9
Number of employees | Employee		700
Non-US
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 50.9
Number of employees | Employee		782
Scenario, Forecast
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge	$ 300.0
Cost of Revenue | Services
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge		$ 52.3
Cost of Revenue | Technology
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge		0.3
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge		53.5
Research and development expenses
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charge		$ 12.4